Borrowings - Schedule of Long-Term Bank Borrowings (Details) - Bank of Wenzhou [Member] - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Long-term borrowings:
Annual Interest Rate	5.55%
Maturity (Months)	December, 2028
Principal	$ 1,429,603
Long-term borrowings	$ 1,429,603	$ 1,387,082